Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Entity Registrant Name	BP PLC
Entity Central Index Key	0000313807
Current Fiscal Year End Date	--12-31